Goodwill (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Line Items]
Impairment of goodwill	¥ 0	¥ 37,593	¥ 0
Measurement Input, Long-term Revenue Growth Rate [Member]
Goodwill [Line Items]
Percentage of Impairment Test for Good will Assumptions		3.00%
Measurement Input, Discount Rate [Member]
Goodwill [Line Items]
Percentage of Impairment Test for Good will Assumptions		15.00%
Maximum [Member] | Measurement Input, Long-term Revenue Growth Rate [Member]
Goodwill [Line Items]
Percentage of Impairment Test for Good will Assumptions		57.40%
Minimum [Member] | Measurement Input, Long-term Revenue Growth Rate [Member]
Goodwill [Line Items]
Percentage of Impairment Test for Good will Assumptions		(35.10%)